Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events
(7)    Subsequent Events

The Plan evaluated events through the date the financial statements were issued and determined there have not been any events that have occurred that would require additional adjustment to or disclosure in the financial statements.